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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

Source Capital, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/07 to 6/30/08

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Source Capital, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
Tidewater Inc.	TDW	886423102	7/12/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of Deloitte & Touche LLP as independent registered public accounting firm.	Issuer	Y	For	For

CDW Corporation	CDWC	12512N105	8/9/2007

1. Approve the agreement and plan of merger, dated as of May 29, 2007, among CDW Corporation, VH Holdings, Inc. (“Parent”) and VH Mergersub, Inc. (“Merger Sub”), which provides for the merger of Merger Sub, a wholly owned subsidiary of Parent, with and into CDW, with CDW continuing as the surviving corporation.

					Issuer	Y	Against	Against

2. Adjourn the special meeting if necessary or appropriate to permit further solicitation of proxies if there are not sufficient votes at the time of the special meeting to approve the agreement and plan of merger.

					Issuer	Y	Against	Against

Microchip Technology Incorporated	MCHP	595017104	8/17/2007	1. Election of Directors	Issuer	Y	For	For

2. Approve an amendment to the Internal Revenue Code Section 162(m) performance measures under the company’s 2004 equity incentive plan that allows the company to recognize quarterly as well as annual performance measurements, to set performance measurements in percentage terms as well as in dollars, all as more fully described in the proxy statement.

					Issuer	Y	Against	Against
				3. Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for the fiscal year ending March 31, 2008.	Issuer	Y	For	For

Plantronics, Inc.	PLT	727493108	8/17/2007	1. Election of Directors	Issuer	Y	For	For
				2. Ratify and approve an increase of 1.7 million shares of the common stock issuable under the 2003 stock plan.	Issuer	Y	For	For
				3. Ratify and approve amendments to the 2002 employee stock purchase plan, which includes an increase of 400,000 shares of the common stock issuable thereunder.	Issuer	Y	For	For

				4. Ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the company for fiscal 2008.	Issuer	Y	For	For

Copart, Inc.	CPRT	217204106	12/6/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the adoption of the 2007 equity incentive plan.	Issuer	Y	For	For
				3. Ratify the selection of Ernst & Young LLP as independent auditors for the company for the current fiscal year ending July 31, 2008.	Issuer	Y	For	For

ScanSource, Inc.	SCSC	806037107	12/6/2007	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an amendment to the ScanSource, Inc. amended and restated 2002 long-term incentive plan.	Issuer	Y	For	For
				3. Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2008.	Issuer	Y	For	For

CLARCOR Inc.	CLC	179895107	3/31/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent auditors of the company.	Issuer	Y	For	For

IDEX Corporation	IEX	45167R104	4/8/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approve the amendment and restatement of the IDEX Corporation incentive award plan.	Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as auditors of the company for 2008.	Issuer	Y	For	For

Cognex Corporation	CGNX	192422103	4/17/2008	1. Election of Directors	Issuer	Y	For	For

Bio-Rad Laboratories, Inc.	BIO	090572207	4/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Deloitte & Touche LLP to serve as the company’s independent auditors.	Issuer	Y	For	For

Carnival Corporation	CCL	143658300	4/22/2008	1. Election of Directors	Issuer	Y	For	For

2. To re-appoint PricewaterhouseCoopers LLP as independent auditors for Carnival plc and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered certified public accounting firm for Carnival Corporation.

					Issuer	Y	For	For
				3. To authorize the audit committee of Carnival plc to agree to the remuneration of the independent auditors.	Issuer	Y	For	For

				4. To receive the accounts and reports for Carnival plc for the financial year ended November 30, 2007.	Issuer	Y	For	For
				5. To approve the directors’ remuneration report of Carnival plc.	Issuer	Y	For	For
				6. To approve limits on the authority to allot shares by Carnival plc.	Issuer	Y	For	For
				7. To approve the disapplication of pre-emption rights for Carnival plc.	Issuer	Y	For	For
				8. To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market.	Issuer	Y	For	For

Graco Inc.	GGG	384109104	4/25/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm.	Issuer	Y	For	For

Manpower Inc.	MAN	56418H100	4/29/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Deloitte & Touche LLP as independent auditors for 2008.	Issuer	Y	For	For
				3. Proposal regarding implementation of the MacBride Principles in Northern Ireland.	Shareholder	Y	Against	For

Brown & Brown, Inc.	BRO	115236101	4/30/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approval of 2008 sharesave plan.	Issuer	Y	For	For

Invitrogen Corporation	IVGN	46185R100	4/30/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for fiscal year 2008.	Issuer	Y	For	For
				3. Amendment of the company’s 1998 employee stock purchase plan.	Issuer	Y	For	For
				4. Amendment of the company’s 2004 equity incentive plan.	Issuer	Y	For	For

Noble Corporation	NE	G65422100	5/1/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the appointment of PricewaterhouseCoopers LLP as independent auditors for 2008.	Issuer	Y	For	For

Polaris Industries Inc.	PII	731068102	5/1/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Ernst & Young LLP as independent registered auditors for 2008.	Issuer	Y	For	For

Franklin Electric Co., Inc.	FELE	353514102	5/2/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for the 2008 fiscal year.	Issuer	Y	For	For

Helix Energy Solutions Group, Inc.	HLX	42330P107	5/6/2008	1. Election of Directors	Issuer	Y	For	For

HNI Corporation	HNI	404251100	5/6/2008	1A. Election of Director: Miguel M. Calado	Issuer	Y	For	For
				1B. Election of Director: Cheryl A. Francis	Issuer	Y	For	For
				1C. Election of Director: Larry B. Porcellato	Issuer	Y	For	For
				1D. Election of Director: Brian E. Stern	Issuer	Y	For	For
				2. Ratify the audit committee’s selection of PricewaterhouseCoopers LLP as the corporation’s independent registered public accountant for 2008.	Issuer	Y	For	For

O’Reilly Automotive, Inc.	ORLY	686091109	5/6/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For

Charles River Laboratories International, Inc.	CRL	159864107	5/8/2008	1. Election of Directors 2. Ratify the appointment of Pricewaterhouse Coopers LLP as the company’s independent registered public accountants for the fiscal year ending December 27, 2008.	Issuer Issuer	Y Y	For For	For For

Heartland Express, Inc.	HTLD	422347104	5/8/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the registered public accounting firm of the corporation.	Issuer	Y	For	For

Lincare Holdings Inc.	LNCR	532791100	5/12/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the appointment of KPMG LLP as the company’s independent registered public accounting firm for the fiscal year ending December 31, 2008.	Issuer	Y	For	For

AmSurg Corp.	AMSG	03232P405	5/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Approval of the amendments to the AmSurg Corp. 2006 stock incentive plan.	Issuer	Y	For	For

				3. Ratification of the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2008.	Issuer	Y	For	For

Knight Transportation, Inc.	KNX	499064103	5/22/2008	1. Election of Directors	Issuer	Y	For	For

2. Approve the second amendment to the company’s amended and restated 2003 stock option plan to increase the number of shares of common stock reserved for the issuance of stock grants, including stock options, to employees and directors.

					Issuer	Y	For	For
				3. Ratify the appointment of Deloitte & Touche LLP as the company’s independent registered public accounting firm for fiscal 2008.	Issuer	Y	For	For

Zebra Technologies Corporation	ZBRA	989207105	5/22/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratify Ernst & Young LLP as independent auditors.	Issuer	Y	For	For

Sandisk Corporation	SNDK	80004C101	5/28/2008	1A. Election of Director: Dr. Eli Harari	Issuer	Y	For	For
				1B. Election of Director: Irwin Federman	Issuer	Y	For	For
				1C. Election of Director: Steven J. Gomo	Issuer	Y	For	For
				1D. Election of Director: Eddy W. Hartenstein	Issuer	Y	For	For
				1E. Election of Director: Catherine P. Lego	Issuer	Y	For	For
				1F. Election of Director: Michael E. Marks	Issuer	Y	For	For
				1G. Election of Director: Dr. James D. Meindl	Issuer	Y	For	For
				2. Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending December 28, 2008.	Issuer	Y	For	For
				3. Proposal regarding majority voting for directors of the company.	Issuer	Y	Against	For

Signet Group plc	SIG LN	G8126R113	6/6/2008	1. Receive the report and accounts.	Issuer	Y	For	For
				2. Approve the directors’ remuneration report.	Issuer	Y	For	For
				3. Declare a final dividend.	Issuer	Y	For	For
				4. Elect Mr. Lesley Knox as the director.	Issuer	Y	For	For
				5. Re-elect Mr. Robert Anderson as the director.	Issuer	Y	For	For
				6. Re-elect Mr. Terry Burman as the director.	Issuer	Y	For	For
				7. Re-elect Mr. Robert Walker as the director.	Issuer	Y	For	For
				8. Re-appoint the auditor.	Issuer	Y	For	For

				9. Approve the extension of the company’s sharesave scheme.	Issuer	Y	For	For
				10. Approve the extension of the company’s stock savings scheme.	Issuer	Y	For	For
				11. Approve the extension of the company’s Irish sharesave scheme.	Issuer	Y	For	For
				12. Authorize the directors to allot shares.	Issuer	Y	For	For
				13. Approve to disapply the statuutory pre-emption rights on share allotments.	Issuer	Y	For	For
				14. Authorize the company to make market purchase of its own shares.	Issuer	Y	For	For
				15. Adopt the new articles of association.	Issuer	Y	For	For

CarMax, Inc.	KMX	143130102	6/24/2008	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the selection of KPMG LLP as independent registered public accounting firm.	Issuer	Y	For	For
				3. Approval of the Carmax, Inc. 2002 non-employee directors stock incentive plan, as amended and restated.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Source Capital, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	8/29/08

* Print the name and title of each signing officer under his or her signature.